Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current Assets
Cash and cash equivalents	$ 175,888	$ 1,477,229	$ 36,898
Accounts receivable	90,787
Prepaid expense to related party	90,000	21,569	15,995
Prepaid expense and other assets	185,004
Total Current Assets	541,679	1,498,798	52,893
Other Assets
Fixed assets, net	126,164	57,407	62,569
Intangible assets	1,600,100
Goodwill	1,321,300
Deferred offering costs	533,201
Other assets	15,000
Investment in OCHL			4,889,515
Note receivable - related party			213,331
Total Assets	4,137,444	1,556,205	5,218,308
Current Liabilities
Accounts payable and accrued liabilities	2,174,830	542,035	481,412
Note payable	285,650	277,270	262,042
Due to producers	105,064
Due to related party	36,158		117,124
Unsecured convertible note payable, shareholder	3,711,173	3,603,446	2,784,000
Unsecured convertible notes - related party, net of discount	43,742
Unsecured convertible notes, net of discount	1,695,849	67,858
Services payable, related party		239,080	1,000,000
Accrued interest, related party			232,733
Total Current Liabilities	8,052,466	4,729,689	4,877,311
Unsecured convertible notes - related party, net of discount and current maturities		11,668
Unsecured convertible notes, net of discount and current maturities		220,540	110,273
Total Liabilities	8,052,466	4,961,897	4,987,584
Stockholders' Deficit
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 36,039,547 and 34,665,780 shares issued and outstanding, respectively	36,040	34,666	30,666
Additional paid in capital	31,262,014	24,655,532	14,046,229
Accumulated deficit	(35,213,076)	(28,095,890)	(13,846,171)
Total stockholders' deficit	(3,915,022)	(3,405,692)	230,724
Total Liabilities and Stockholders' Deficit	$ 4,137,444	$ 1,556,205	$ 5,218,308